Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Nature Of Business [Abstract]
Nature of Business

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a clinical stage biopharmaceutical company that was incorporated in 1987 and is focused on developing products to treat the life-threatening side effects of cancer treatments and serious gastrointestinal diseases where there remains an unmet medical need, as well as developing several biodefense vaccines and therapeutics. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense.

The Company’s BioTherapeutics business segment is developing proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203), acute radiation enteritis (SGX201) and chronic Graft-versus-Host disease (orBec®), as well as developing its novel innate defense regulator (“IDR”) technology (SGX942) for the treatment of oral mucositis.

The Vaccines/BioDefense business segment includes RiVax™, a ricin toxin vaccine, VeloThrax™, an anthrax vaccine, OrbeShield™, a gastrointestinal acute radiation syndrome (“GI ARS”) therapeutic and SGX943, a melioidosis therapeutic. The advanced development of these programs will be supported by existing and on-going government grants and contracts, which include a National Institutes of Health (“NIH”) grant for the heat stabilization technology ThermoVax™ supporting the vaccine programs, as well as contracts with the Biomedical Advanced Research and Development Authority (“BARDA”) and NIAID for GI ARS. Additionally, the Company entered into a global and exclusive channel collaboration with Intrexon Corporation (“Intrexon”) through which it intends to develop and commercialize a human monoclonal antibody therapy (SGX101) to treat melioidosis.

The Company generates revenues under three grants primarily from the NIH and government contracts from BARDA and NIAID.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the United States Food and Drug Administration (the “FDA) regulations, litigation, and product liability. Results for the three and six months ended June 30, 2014 are not necessarily indicative of results that may be expected for the full year.

Liquidity

As of June 30, 2014, the Company had cash and cash equivalents of $5,041,332 as compared to $5,856,242 as of December 31, 2013, representing a decrease of $814,910 or 14%. As of June 30, 2014, the Company had working capital of $3,533,937, which excludes a non-cash warrant liability of $8,774,320, as compared to working capital of $5,855,046, which excludes a non-cash warrant liability of $8,218,247, as of December 31, 2013, representing a decrease of $2,321,109 or 40%. The decrease is primarily related to expenditures to support the Phase 2 clinical trial of SGX942 and a decrease in taxes receivable.

Based on the Company’s current rate of cash outflows, cash on hand, proceeds from its government contract and grant programs, availability of funds from the Lincoln Park Capital Fund, LLC (“Lincoln Park”) equity line and proceeds from the state of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next twelve months.

Management’s business plan can be outlined as follows:

●	Conduct a Phase 2 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer;
●	Initiate a Phase 2/3 clinical trial of oral BDP, known as SGX203 for the treatment of pediatric Crohn’s disease;
●	Evaluate the effectiveness of oral BDP in other therapeutic indications involving inflammatory conditions of the GI tract such as prevention of acute radiation enteritis, prevention of acute radiation syndrome, and treatment of chronic GVHD;
●	Develop RiVax™ and VeloThrax™ in combination with its proprietary vaccine heat stabilization technology known as ThermoVax™ to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;
●	Advance the preclinical and manufacturing development of OrbeShield™ as a biodefense medical countermeasure for the treatment of GI ARS;
●	Continue to apply for and secure additional government funding for each of its BioTherapeutics and Vaccine/BioDefense programs through grants, contracts and/or procurements;
●	Acquire or in-license new clinical-stage compounds for development; and
●	Explore other business development and merger/acquisition strategies, an example of which is the collaboration with Intrexon.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company has up to $31.4 million in active contract and grant funding still available to support its associated research programs through 2015 and beyond. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies.
●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and/or collaboration partners and expects to continue to do so for the foreseeable future.
●	The Company will pursue Net Operating Loss (“NOLs”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt, in January 2014, of $750,356 in proceeds pursuant to NOLs sales in 2013, the Company expects to participate in the program during 2014 and beyond;
●	The Company has a $10.0 million equity facility, with Lincoln Park through October 2016, of which approximately $9.7 million was available at June 30, 2014; and
●	The Company may seek additional capital in the private and/or public equity markets to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a clinical stage biopharmaceutical company that was incorporated in 1987 and is focused on developing products to treat the life-threatening side effects of cancer treatments and serious gastrointestinal diseases where there remains an unmet medical need, as well as developing several biodefense vaccines and therapeutics. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense. Soligenix’s BioTherapeutics business segment is developing proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203), acute radiation enteritis (SGX201) and chronic Graft-versus-Host disease (orBec®), as well as developing our novel innate defense regulator (“IDR”) technology (SGX942) for the treatment of oral mucositis.  The Vaccines/BioDefense business segment includes RiVax™, a ricin toxin vaccine, and VeloThrax™, an anthrax vaccine, and OrbeShield™, a gastrointestinal acute radiation syndrome (“GI ARS”) program and SGX943, a melioidosis therapeutic. The advanced development of these programs will be supported by existing and on-going government contracts and grants, which include the National Institutes of Health (“NIH”) grant for the heat stabilization technology ThermoVax™ and contracts from the Biomedical Advanced Research and Development Authority (“BARDA”) and the National Institute of Allergy and Infectious Diseases (“NIAID”) for GI ARS.  Additionally, the Company entered into a global and exclusive channel collaboration with Intrexon Corporation (“Intrexon”) through which it intends to develop and commercialize a human monoclonal antibody therapy (SGX101) to treat melioidosis.

The Company generates revenues under four grants from the NIH and government contracts from the Biomedical Advanced Research and Development Authority (“BARDA”) and the National Institute of Allergy and Infectious Diseases (“NIAID”).

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with FDA regulations, litigation, and product liability.

Liquidity

As of December 31, 2013, the Company had cash and cash equivalents of $5,856,242 as compared to $3,356,380 as of December 31, 2012, representing an increase of $2,499,862 or 74%. As of December 31, 2013, the Company had working capital of $5,855,046, which excludes a non-cash warrant liability of $8,281,247, as compared to working capital of $2,682,383 as of December 31, 2012, representing an increase of $3,172,663 or 118%. The increase in working capital was primarily the result of net proceeds of $6,738,588 received from our registered public offering, Lincoln Park equity line and proceeds of $235,975 from the exercise of stock options and warrants offset primarily by the cash used in operating activities over the period. For the year ended December 31, 2013, the Company’s cash used in operating activities was $4,456,973 as compared to $2,635,533 for the same period in 2012, representing an increase of $1,821,440. This increase was attributable to the initiation of clinical trials with SGX942 for the treatment of oral mucositis, preparation for clinical trials with SGX203 for the treatment of pediatric Crohn’s disease, increased headcount to support these programs and the delay in receiving the proceeds related to the State of New Jersey Technology Business Tax Certificate Transfer Program for 2013, which were received prior to year end in the prior year.

Based on the Company’s current rate of cash outflows, cash on hand, proceeds from its grant programs, proceeds expected from the Lincoln Park transaction and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next twelve months.

 Management’s business plan can be outlined as follows:

·	Conduct a Phase 2 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer;
·	Initiate Phase 2/3 clinical trial of oral BDP, known as SGX203, for the treatment of pediatric Crohn’s disease;
·
Evaluate the effectiveness of oral BDP in other therapeutic indications involving inflammatory conditions of the GI tract such as prevention of acute radiation enteritis, prevention of acute radiation syndrome, and treatment of chronic GVHD;

·
Develop RiVax™ and VeloThrax™ in combination with our proprietary vaccine heat stabilization technology, known as ThermoVax™, to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;

·	Advance the preclinical and manufacturing development of OrbeShield™ as a biodefense medical countermeasure for the treatment of GIARS;
·	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements;
·	Acquire or in-license new clinical-stage compounds for development; and
·	Explore other business development and merger/acquisition strategies, an example of which is our collaboration with Intrexon.

The Company’s plans with respect to its liquidity management include, but are not limited to the following:

·
The Company has up to $33.2 million in active grant funding still available to support its associated research programs through 2014 and beyond. The Company plans to submit additional grant applications for further support of its programs with various funding agencies.

·	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
·
The Company will pursue Net Operating Losses (“NOLs”) sales in the State of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt, in January 2014, of $750,356 in proceeds pursuant to NOLs sales in 2013, the Company expects to participate in the program during 2014 and beyond; and

·
The Company may seek additional capital in the private and/or public equity markets to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.